CONDENSED CONSOLIDATED BALANCE SHEETS (Parenthetical) - $ / shares	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Preferred Stock, Par or Stated Value Per Share	$ 0.0001	$ 0.0001	$ 0.0001
Preferred Stock, Shares Authorized	50,000,000	50,000,000	50,000,000
Preferred Stock, Shares Issued	0	0	0
Preferred Stock, Shares Outstanding	0	0	0
Common Stock, Par or Stated Value Per Share	$ 0.0001	$ 0.0001	$ 0.0001
Common Stock, Shares Authorized	400,000,000	400,000,000	400,000,000
Common Stock, Shares, Issued	36,152,561	35,323,626	0
Common Stock, Shares, Outstanding	36,152,561	35,323,626	0
Common Class A [Member]
Common Stock, Par or Stated Value Per Share		$ 0.0001	$ 0.0001
Common Stock, Shares Authorized		372,500,000	372,500,000
Common Stock, Shares, Issued		35,323,626	34,639,920
Common Stock, Shares, Outstanding		0	34,639,920
Common Class B [Member]
Common Stock, Par or Stated Value Per Share		$ 0.0001	$ 0.0001
Common Stock, Shares Authorized		27,500,000	27,500,000
Common Stock, Shares, Issued		0	0
Common Stock, Shares, Outstanding		0	0